Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 19, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 444
Tax credit carryforwards	73
Accrued liabilities and reserves	4
Capitalized research and development costs	1,724
Intangible assets	1,466
Stock-based compensation	229
Total deferred tax assets	3,940
Valuation allowance	(3,940)	$ 0
Deferred tax assets, net of valuation allowance	$ 0